CAPITAL RISK MANAGEMENT - Free Cash Flow (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Adjusted EBITDA	$ 5,887	$ 5,857
Deduct (add):
Capital expenditures	2,788	2,312
Interest on borrowings, net of capitalized interest	728	761
Cash income taxes	700	418
Free cash flow	$ 1,671	$ 2,366